LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

January 12, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Investment Trust (the “Registrant”)
1933 Act File No. 003-68090
1940 Act File No. 811-07988

Dear Sir or Madam:

Transmitted for filing on behalf of the Registrant, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of modifying the principal investment strategies and principal risks of Lord Abbett Floating Rate Fund (the “Fund”). We also have made other, non-material changes to the Fund’s prospectus and the Registrant’s statement of additional information (“SAI”) contained in the Amendment, which include stylistic changes to the SAI.

Before the designated effective date of April 1, 2018, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement that is permitted to be included in such an amendment by Rule 485(b) under the Securities Act.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Sincerely,

/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Partner and Deputy General Counsel
Lord, Abbett & Co. LLC